Distribution Date:	09/17/25	Benchmark 2018-B7 Mortgage Trust
Determination Date:	09/11/25
Next Distribution Date:	10/20/25
Record Date:	08/29/25	Commercial Mortgage Pass-Through Certificates
Series 2018-B7

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com

Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5-6
			Attention: Alan Williams		keybank_notices@keybank.com
Exchangeable Certificate Factor Detail	7
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Additional Information	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	9		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	10				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	11-15
		Special Servicer (DUMBO	Green Loan Services LLC
Mortgage Loan Detail (Part 1)	16-17	Heights Portfolio loan)

Mortgage Loan Detail (Part 2)	18-19		Andrew Falk		Andrew.falk@slgreen.com

Principal Prepayment Detail	20		1 Vanderbilt Avenue | New York, NY 10017 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	21	Representations Reviewer
Delinquency Loan Detail	22		David Rodgers	(212) 230-9025

Collateral Stratification and Historical Detail	23		600 Third Avenue, 40th Floor | New York, NY 10016 | United States

Specially Serviced Loan Detail - Part 1	24	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Specially Serviced Loan Detail - Part 2	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Modified Loan Detail	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
		Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	28
			-
Interest Shortfall Detail - Collateral Level	29

Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162TAX1	3.436000%	20,240,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162TAY9	4.377000%	211,980,000.00	168,263,938.94	33,696.14	613,742.72	0.00	0.00	647,438.86	168,230,242.80	32.21%	30.00%
A-SB	08162TAZ6	4.376000%	36,078,000.00	23,008,522.60	597,519.79	83,904.41	0.00	0.00	681,424.20	22,411,002.81	32.21%	30.00%
A-3	08162TBA0	4.241000%	203,000,000.00	203,000,000.00	0.00	717,435.83	0.00	0.00	717,435.83	203,000,000.00	32.21%	30.00%
A-4	08162TBB8	4.510000%	320,279,000.00	320,279,000.00	0.00	1,203,715.24	0.00	0.00	1,203,715.24	320,279,000.00	32.21%	30.00%
A-M	08162TBD4	4.741000%	93,293,000.00	93,293,000.00	0.00	368,585.09	0.00	0.00	368,585.09	93,293,000.00	23.35%	21.75%
B	08162TBE2	4.998973%	52,300,000.00	52,300,000.00	0.00	217,871.92	0.00	0.00	217,871.92	52,300,000.00	18.39%	17.13%
C	08162TBF9	4.998973%	52,301,000.00	52,301,000.00	0.00	217,876.08	0.00	0.00	217,876.08	52,301,000.00	13.42%	12.50%
D	08162TAG8	3.000000%	32,511,000.00	32,511,000.00	0.00	81,277.50	0.00	0.00	81,277.50	32,511,000.00	10.33%	9.63%
E	08162TAJ2	3.000000%	24,030,000.00	24,030,000.00	0.00	60,075.00	0.00	0.00	60,075.00	24,030,000.00	8.05%	7.50%
F	08162TAL7	3.748973%	26,857,000.00	26,857,000.00	0.00	83,905.15	0.00	0.00	83,905.15	26,857,000.00	5.50%	5.13%
G-RR	08162TAP8	4.998973%	11,309,000.00	11,309,000.00	0.00	47,111.16	0.00	0.00	47,111.16	11,309,000.00	4.43%	4.13%
H-RR	08162TAR4	4.998973%	11,308,000.00	11,308,000.00	0.00	47,106.99	0.00	0.00	47,106.99	11,308,000.00	3.36%	3.13%
J-RR*	08162TAT0	4.998973%	35,338,680.00	35,338,679.99	0.00	105,511.06	0.00	0.00	105,511.06	35,338,679.99	0.00%	0.00%
S	08162TAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162TAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.998973%	37,090,000.17	34,563,633.99	20,703.30	142,617.74	0.00	0.00	163,321.04	34,542,930.69	0.00%	0.00%
Regular SubTotal			1,167,914,680.17	1,088,362,775.52	651,919.23	3,990,735.89	0.00	0.00	4,642,655.12	1,087,710,856.29

X-A	08162TBC6	0.561411%	884,870,000.00	807,844,461.55	0.00	377,944.09	0.00	0.00	377,944.09	807,213,245.61
X-B	08162TAA1	0.000000%	104,601,000.00	104,601,000.00	0.00	0.00	0.00	0.00	0.00	104,601,000.00
X-D	08162TAC7	1.998973%	56,541,000.00	56,541,000.00	0.00	94,186.62	0.00	0.00	94,186.62	56,541,000.00
X-F	08162TAE3	1.250000%	26,857,000.00	26,857,000.00	0.00	27,976.04	0.00	0.00	27,976.04	26,857,000.00
Notional SubTotal			1,072,869,000.00	995,843,461.55	0.00	500,106.75	0.00	0.00	500,106.75	995,212,245.61

Deal Distribution Total					651,919.23	4,490,842.64	0.00	0.00	5,142,761.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162TAX1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162TAY9	793.77270941	0.15895905	2.89528597	0.00000000	0.00000000	0.00000000	0.00000000	3.05424502	793.61375035
A-SB	08162TAZ6	637.74384944	16.56188785	2.32563917	0.00000000	0.00000000	0.00000000	0.00000000	18.88752702	621.18196158
A-3	08162TBA0	1,000.00000000	0.00000000	3.53416665	0.00000000	0.00000000	0.00000000	0.00000000	3.53416665	1,000.00000000
A-4	08162TBB8	1,000.00000000	0.00000000	3.75833333	0.00000000	0.00000000	0.00000000	0.00000000	3.75833333	1,000.00000000
A-M	08162TBD4	1,000.00000000	0.00000000	3.95083329	0.00000000	0.00000000	0.00000000	0.00000000	3.95083329	1,000.00000000
B	08162TBE2	1,000.00000000	0.00000000	4.16581109	0.00000000	0.00000000	0.00000000	0.00000000	4.16581109	1,000.00000000
C	08162TBF9	1,000.00000000	0.00000000	4.16581098	0.00000000	0.00000000	0.00000000	0.00000000	4.16581098	1,000.00000000
D	08162TAG8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162TAJ2	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162TAL7	1,000.00000000	0.00000000	3.12414454	0.00000000	0.00000000	0.00000000	0.00000000	3.12414454	1,000.00000000
G-RR	08162TAP8	1,000.00000000	0.00000000	4.16581130	0.00000000	0.00000000	0.00000000	0.00000000	4.16581130	1,000.00000000
H-RR	08162TAR4	1,000.00000000	0.00000000	4.16581093	0.00000000	0.00000000	0.00000000	0.00000000	4.16581093	1,000.00000000
J-RR	08162TAT0	999.99999972	0.00000000	2.98571028	1.18010067	23.50383744	0.00000000	0.00000000	2.98571028	999.99999972
S	08162TAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162TAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	931.88551716	0.55819088	3.84518035	0.03687867	0.73450310	0.00000000	0.00000000	4.40337124	931.32732628

Notional Certificates
X-A	08162TBC6	912.95270667	0.00000000	0.42711821	0.00000000	0.00000000	0.00000000	0.00000000	0.42711821	912.23936353
X-B	08162TAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	08162TAC7	1,000.00000000	0.00000000	1.66581100	0.00000000	0.00000000	0.00000000	0.00000000	1.66581100	1,000.00000000
X-F	08162TAE3	1,000.00000000	0.00000000	1.04166660	0.00000000	0.00000000	0.00000000	0.00000000	1.04166660	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	08/01/25 - 08/30/25	30	0.00	613,742.72	0.00	613,742.72	0.00	0.00	0.00	613,742.72	0.00
A-SB	08/01/25 - 08/30/25	30	0.00	83,904.41	0.00	83,904.41	0.00	0.00	0.00	83,904.41	0.00
A-3	08/01/25 - 08/30/25	30	0.00	717,435.83	0.00	717,435.83	0.00	0.00	0.00	717,435.83	0.00
A-4	08/01/25 - 08/30/25	30	0.00	1,203,715.24	0.00	1,203,715.24	0.00	0.00	0.00	1,203,715.24	0.00
X-A	08/01/25 - 08/30/25	30	0.00	377,944.09	0.00	377,944.09	0.00	0.00	0.00	377,944.09	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	08/01/25 - 08/30/25	30	0.00	94,186.62	0.00	94,186.62	0.00	0.00	0.00	94,186.62	0.00
X-F	08/01/25 - 08/30/25	30	0.00	27,976.04	0.00	27,976.04	0.00	0.00	0.00	27,976.04	0.00
A-M	08/01/25 - 08/30/25	30	0.00	368,585.09	0.00	368,585.09	0.00	0.00	0.00	368,585.09	0.00
B	08/01/25 - 08/30/25	30	0.00	217,871.92	0.00	217,871.92	0.00	0.00	0.00	217,871.92	0.00
C	08/01/25 - 08/30/25	30	0.00	217,876.08	0.00	217,876.08	0.00	0.00	0.00	217,876.08	0.00
D	08/01/25 - 08/30/25	30	0.00	81,277.50	0.00	81,277.50	0.00	0.00	0.00	81,277.50	0.00
E	08/01/25 - 08/30/25	30	0.00	60,075.00	0.00	60,075.00	0.00	0.00	0.00	60,075.00	0.00
F	08/01/25 - 08/30/25	30	0.00	83,905.15	0.00	83,905.15	0.00	0.00	0.00	83,905.15	0.00
G-RR	08/01/25 - 08/30/25	30	0.00	47,111.16	0.00	47,111.16	0.00	0.00	0.00	47,111.16	0.00
H-RR	08/01/25 - 08/30/25	30	0.00	47,106.99	0.00	47,106.99	0.00	0.00	0.00	47,106.99	0.00
J-RR	08/01/25 - 08/30/25	30	788,891.39	147,214.26	0.00	147,214.26	41,703.20	0.00	0.00	105,511.06	830,594.59
VRR Interest	08/01/25 - 08/30/25	30	25,874.89	143,985.57	0.00	143,985.57	1,367.83	0.00	0.00	142,617.74	27,242.72
Totals			814,766.28	4,533,913.67	0.00	4,533,913.67	43,071.03	0.00	0.00	4,490,842.64	857,837.31

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V2)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-1 (V1)	N/A	N/A	663,853.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.998973%	6,952,747.29	5,518,901.05	1,105.20	22,990.70	0.00	0.00	24,095.90	5,517,795.85
V-A-2 (V1)	N/A	N/A	6,952,747.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.998973%	1,183,324.92	754,658.18	19,598.09	3,143.76	0.00	0.00	22,741.85	735,060.09
V-A-SB (V1)	N/A	N/A	1,183,324.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.998973%	6,658,211.63	6,658,211.63	0.00	27,736.85	0.00	0.00	27,736.85	6,658,211.63
V-A-3 (V1)	N/A	N/A	6,658,211.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.998973%	10,504,854.00	10,504,854.00	0.00	43,761.24	0.00	0.00	43,761.24	10,504,854.00
V-A-4 (V1)	N/A	N/A	10,504,854.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-M (V2)	N/A	4.998973%	3,059,923.83	3,059,923.83	0.00	12,747.06	0.00	0.00	12,747.06	3,059,923.83
V-A-M (V1)	N/A	N/A	3,059,923.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.998973%	1,715,391.47	1,715,391.47	0.00	7,146.00	0.00	0.00	7,146.00	1,715,391.47
V-B (V1)	N/A	N/A	1,715,391.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.998973%	1,715,424.27	1,715,424.27	0.00	7,146.13	0.00	0.00	7,146.13	1,715,424.27
V-C (V1)	N/A	N/A	1,715,424.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.998973%	1,066,330.63	1,066,330.63	0.00	4,442.13	0.00	0.00	4,442.13	1,066,330.63
V-D (V1)	N/A	N/A	1,066,330.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.998973%	788,161.70	788,161.70	0.00	3,283.33	0.00	0.00	3,283.33	788,161.70
V-E (V1)	N/A	N/A	788,161.70	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.998973%	880,884.68	880,884.68	0.00	3,669.60	0.00	0.00	3,669.60	880,884.68
V-F (V1)	N/A	N/A	880,884.68	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.998973%	370,924.71	370,924.71	0.00	1,545.20	0.00	0.00	1,545.20	370,924.71
V-G (V1)	N/A	N/A	370,924.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.998973%	370,891.91	370,891.91	0.00	1,545.07	0.00	0.00	1,545.07	370,891.91
V-H (V1)	N/A	N/A	370,891.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-J (V2)	N/A	4.998973%	1,159,075.91	1,159,075.91	0.00	3,460.66	0.00	0.00	3,460.66	1,159,075.91
V-J (V1)	N/A	N/A	1,159,075.91	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			74,180,000.34	34,563,633.97	20,703.29	142,617.73	0.00	0.00	163,321.02	34,542,930.68
								Exchangeable Certificate Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
V1-A1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-ASB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-A4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-AM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-H	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V1-J	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	BCC2I7UZ1	4.998973%	37,090,000.17	34,563,633.99	20,703.30	142,617.74	0.00	0.00	163,321.04	34,542,930.69
Exchangeable Certificates Total			37,090,000.17	34,563,633.99	20,703.30	142,617.74	0.00	0.00	163,321.04	34,542,930.69

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A1	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A2	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-ASB	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A3	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-A4	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-AM	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-B	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-C	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-D	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-E	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-F	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-G	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-H	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V1-J	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V2	BCC2I7UZ1	931.88551716	0.55819088	3.84518035	0.03687867	0.73450310	0.00000000	0.00000000	4.40337124	931.32732628

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	5,142,761.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,549,009.12	Master Servicing Fee	6,688.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,992.43
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	468.16
ARD Interest	0.00	Operating Advisor Fee	1,945.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,549,009.12	Total Fees	15,095.39

Principal		Expenses/Reimbursements
Scheduled Principal	641,046.16	Reimbursement for Interest on Advances	49,503.49
Unscheduled Principal Collections		ASER Amount	(22,521.16)
Principal Prepayments	(10,873.07)	Special Servicing Fees (Monthly)	14,133.42
Collection of Principal after Maturity Date	10,873.07	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,955.28
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	10,873.07	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	651,919.23	Total Expenses/Reimbursements	43,071.03

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,490,842.64
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	651,919.23
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,142,761.87
Total Funds Collected	5,200,928.35	Total Funds Distributed	5,200,928.29

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,088,362,775.52	1,088,362,775.52	Beginning Certificate Balance	1,088,362,775.52
(-) Scheduled Principal Collections	641,046.16	641,046.16	(-) Principal Distributions	651,919.23
(-) Unscheduled Principal Collections	10,873.07	10,873.07	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,087,710,856.29	1,087,710,856.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,088,606,252.39	1,088,606,252.39	Ending Certificate Balance	1,087,710,856.29
Ending Actual Collateral Balance	1,087,953,848.83	1,087,953,848.83

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP	Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP
	7,499,999 or less	12	57,162,286.31	5.26%	37	5.1850	1.675694	1.44 or less	19	344,451,707.96	31.67%	19	5.0826	0.853817
7,500,000 to 14,999,999		8	76,412,816.38	7.03%	37	4.9695	1.382874	1.45 to 1.49	1	2,495,056.97	0.23%	37	5.0600	1.490000
15,000,000 to 24,999,999		11	207,578,390.26	19.08%	32	5.0983	1.993497	1.50 to 1.74	6	171,127,472.69	15.73%	37	5.0258	1.633311
25,000,000 to 49,999,999		12	448,609,377.47	41.24%	25	5.0252	1.420379	1.75 to 1.99	7	76,466,784.74	7.03%	37	5.0769	1.881535
	50,000,000 or greater	5	273,259,793.43	25.12%	20	4.2619	2.577273	2.00 to 2.49	10	322,369,894.07	29.64%	22	4.6180	2.343085
	Totals	49	1,087,710,856.29	100.00%	27	4.8584	1.826173	2.50 to 3.49	4	124,515,000.00	11.45%	37	4.3204	3.235519
								3.50 and greater	1	21,596,747.42	1.99%	37	5.3300	3.580000
								Totals	49	1,087,710,856.29	100.00%	27	4.8584	1.826173
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP
							Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP
Alabama	2	5,267,543.90	0.48%	36	5.1100	2.000000
							Industrial	67	73,812,665.92	6.79%	28	5.2662	1.205379
Arizona	18	83,044,948.90	7.63%	33	4.9017	1.618929
							Lodging	7	184,273,902.93	16.94%	37	5.2077	1.958016
California	9	187,006,860.22	17.19%	37	4.8364	2.017729
							Mixed Use	3	26,689,738.36	2.45%	37	4.9321	1.021467
Colorado	1	50,000,000.00	4.60%	38	4.3500	3.410000
							Multi-Family	14	35,187,933.50	3.24%	38	5.0232	2.138774
Connecticut	1	36,293,929.61	3.34%	38	5.0500	1.280000
							Office	105	408,777,900.77	37.58%	12	4.5896	1.754657
Delaware	2	65,627,408.41	6.03%	21	5.1309	1.522811
							Retail	16	304,922,676.57	28.03%	37	4.8221	2.062664
Florida	49	85,981,588.75	7.90%	25	4.6111	1.823022
							Self Storage	7	26,244,321.54	2.41%	36	5.1304	1.989820
Illinois	3	64,815,000.00	5.96%	(5)	4.7735	1.201692
							Totals	220	1,087,710,856.29	100.00%	27	4.8584	1.826173
Indiana	1	31,349,941.85	2.88%	38	5.6050	0.920000

Kansas	1	25,000,000.00	2.30%	34	4.7000	0.830000

Kentucky	1	6,475,768.35	0.60%	37	5.1000	1.280000

Louisiana	1	8,300,000.00	0.76%	37	5.0800	0.960000

Maryland	1	13,635,495.97	1.25%	37	4.9550	1.750000

Massachusetts	1	19,800,000.00	1.82%	37	4.6270	2.640000

Michigan	12	26,342,876.53	2.42%	38	4.9314	2.402411

Minnesota	20	9,835,956.07	0.90%	4	5.3286	0.957116

New Jersey	8	44,669,496.80	4.11%	37	5.6972	1.832550

New York	8	174,209,793.43	16.02%	11	4.3695	2.095428

North Carolina	3	6,679,158.50	0.61%	37	5.1900	1.960000

Ohio	2	8,214,614.91	0.76%	37	5.0900	1.290000

Pennsylvania	71	55,351,887.63	5.09%	19	5.3168	1.750083

Texas	3	49,637,606.54	4.56%	37	4.9777	1.841800

Virginia	1	2,369,263.22	0.22%	37	5.3300	1.410000

Totals	220	1,087,710,856.29	100.00%	27	4.8584	1.826173

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP	Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP
	4.2499% or less	4	213,259,793.43	19.61%	15	4.0902	2.590573	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	50,000,000.00	4.60%	38	4.3500	3.410000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	103,156,000.00	9.48%	10	4.6565	1.099110	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	198,840,730.61	18.28%	37	4.8573	1.794193	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	27	497,766,139.81	45.76%	30	5.2583	1.534092	49 months or greater	48	1,063,022,663.85	97.73%	27	4.8478	1.840716
	Totals	49	1,087,710,856.29	100.00%	27	4.8584	1.826173	Totals	49	1,087,710,856.29	100.00%	27	4.8584	1.826173
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP	Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP
	61 months or less	48	1,063,022,663.85	97.73%	27	4.8478	1.840716	Interest Only	22	645,130,793.43	59.31%	22	4.6240	1.848499
	62 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	26	417,891,870.42	38.42%	35	5.1934	1.828702
	Totals	49	1,087,710,856.29	100.00%	27	4.8584	1.826173	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	1,087,710,856.29	100.00%	27	4.8584	1.826173
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	24,688,192.44	2.27%	37	5.3150	NAP			No outstanding loans in this group
Underwriter's Information		1	3,113,524.28	0.29%	38	4.9670	1.920000
	12 months or less	43	961,890,820.83	88.43%	28	4.7815	1.943173
	13 months to 24 months	2	48,668,376.89	4.47%	(15)	5.2915	0.514978
	25 months or greater	2	49,349,941.85	4.54%	38	5.6955	1.146140
	Totals	49	1,087,710,856.29	100.00%	27	4.8584	1.826173
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10196718	1	OF	Brooklyn	NY	Actual/360	4.050%	254,098.53	0.00	0.00	N/A	09/06/23	09/06/26	72,859,793.43	72,859,793.43	09/06/25
2	10196723	1	OF	Sunnyvale	CA	Actual/360	4.131%	179,284.79	0.00	0.00	N/A	10/06/28	--	50,400,000.00	50,400,000.00	09/06/25
3	10196724	1	RT	Aventura	FL	Actual/360	4.121%	177,442.71	0.00	0.00	N/A	07/01/28	--	50,000,000.00	50,000,000.00	09/01/25
4	10196725	1	RT	Vail	CO	Actual/360	4.350%	187,291.67	0.00	0.00	N/A	11/06/28	--	50,000,000.00	50,000,000.00	09/06/25
5	10196727	1	OF	Various	AZ	Actual/360	4.755%	204,729.17	0.00	0.00	N/A	10/06/28	--	50,000,000.00	50,000,000.00	09/06/25
6	10196731	1	RT	Newark	DE	Actual/360	5.090%	209,489.97	56,254.41	0.00	N/A	11/01/28	--	47,795,417.93	47,739,163.52	09/01/25
7	10196732	1	OF	New York	NY	Actual/360	4.910%	194,490.56	0.00	0.00	N/A	10/06/28	--	46,000,000.00	46,000,000.00	09/06/25
8	10196734	1	LO	Venice Beach	CA	Actual/360	5.130%	198,787.50	0.00	0.00	N/A	10/06/28	--	45,000,000.00	45,000,000.00	09/06/25
9	10191204	1	OF	Chicago	IL	Actual/360	4.627%	171,342.34	0.00	0.00	N/A	07/01/23	07/01/26	43,000,000.00	43,000,000.00	09/01/25
10	10192528	1	Various Various		Various	Actual/360	5.372%	185,035.56	0.00	0.00	N/A	07/01/23	07/01/25	40,000,000.00	40,000,000.00	05/01/25
11	10196735	1	OF	New York	NY	Actual/360	4.073%	140,292.22	0.00	0.00	N/A	06/01/28	--	40,000,000.00	40,000,000.00	09/01/25
12	10196736	1	LO	Philadelphia	PA	Actual/360	5.312%	163,889.02	58,531.01	0.00	N/A	11/06/28	--	35,828,827.14	35,770,296.13	09/06/25
13	10196737	1	IN	Shelton	CT	Actual/360	5.050%	158,044.79	49,809.61	0.00	N/A	11/01/28	--	36,343,739.22	36,293,929.61	09/01/25
14	10196738	1	RT	Canutillo	TX	30/360	5.103%	135,427.88	60,100.41	0.00	N/A	10/06/28	--	31,846,649.98	31,786,549.57	09/06/25
15	10195913	1	RT	Indianapolis	IN	Actual/360	5.605%	151,523.78	44,010.14	0.00	N/A	11/06/28	--	31,393,951.99	31,349,941.85	06/06/25
16	10196739	1	LO	Edgewater	NJ	Actual/360	5.592%	128,623.45	41,728.21	0.00	N/A	10/06/28	--	26,711,225.00	26,669,496.79	09/06/25
17	10196740	1	OF	Irvine	CA	Actual/360	5.315%	113,114.41	26,515.04	0.00	N/A	10/06/28	--	24,714,707.48	24,688,192.44	09/06/25
18	10195317	1	OF	Overland Park	KS	Actual/360	4.700%	101,180.56	0.00	0.00	N/A	07/01/28	--	25,000,000.00	25,000,000.00	09/01/25
19	10196741	1	LO	Tempe	AZ	Actual/360	5.110%	97,968.10	37,923.00	0.00	N/A	10/06/28	--	22,264,071.04	22,226,148.04	09/06/25
20	10196742	1	LO	Carmel	CA	Actual/360	5.330%	99,273.50	32,775.58	0.00	N/A	10/06/28	--	21,629,523.00	21,596,747.42	09/06/25
21	10196743	1	MF	Ann Arbor	MI	Actual/360	4.967%	78,641.51	0.00	0.00	N/A	11/01/28	--	18,386,475.72	18,386,475.72	09/01/25
21B	10243973	1				Actual/360	4.967%	13,316.98	0.00	0.00	N/A	11/01/28	--	3,113,524.28	3,113,524.28	09/01/25
22	10196744	1	LO	Huntington Beach	CA	Actual/360	4.820%	80,544.06	29,889.68	0.00	N/A	11/01/28	--	19,405,608.26	19,375,718.58	09/01/25
23	10196745	1	SS	Various	Various	Actual/360	5.110%	86,210.30	26,851.10	0.00	N/A	09/06/28	--	19,592,014.14	19,565,163.04	09/06/25
24	10196746	1	RT	Chicopee	MA	Actual/360	4.627%	78,890.35	0.00	0.00	N/A	10/01/28	--	19,800,000.00	19,800,000.00	09/01/25
25	10195607	1	OF	Wilmington	DE	Actual/360	5.240%	80,872.77	34,801.35	0.00	N/A	09/06/23	09/06/25	17,923,046.24	17,888,244.89	09/06/25
26	10196747	1	OF	Novato	CA	Actual/360	5.155%	79,479.31	20,773.04	0.00	N/A	11/06/28	--	17,904,665.61	17,883,892.57	09/06/25
27	10196748	1	Various Various		NJ	Actual/360	5.853%	90,721.50	0.00	0.00	N/A	10/06/28	--	18,000,000.00	18,000,000.00	09/06/25

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	10196749	1	RT	Chicago	IL	Actual/360	5.130%	77,306.25	0.00	0.00	N/A	10/06/28	--	17,500,000.00	17,500,000.00	09/06/25
30	10196751	1	RT	San Antonio	TX	Actual/360	4.705%	62,215.26	0.00	0.00	N/A	11/01/28	--	15,356,000.00	15,356,000.00	09/01/25
31	10196752	1	LO	Frederick	MD	Actual/360	4.955%	58,261.84	19,179.00	0.00	N/A	10/06/28	--	13,654,674.97	13,635,495.97	09/06/25
32	10196753	1	MU	Malibu	CA	Actual/360	4.828%	53,007.42	0.00	0.00	N/A	09/06/28	--	12,750,000.00	12,750,000.00	09/06/25
34	10196755	1	IN	Various	OH	Actual/360	5.090%	36,066.76	14,065.38	0.00	N/A	10/06/28	--	8,228,680.29	8,214,614.91	09/06/25
35	10196756	1	OF	Fresno	CA	Actual/360	4.920%	36,774.31	11,632.51	0.00	N/A	07/06/28	--	8,680,009.40	8,668,376.89	01/06/25
36	10196757	1	RT	New York	NY	Actual/360	4.792%	37,138.00	0.00	0.00	N/A	10/01/28	--	9,000,000.00	9,000,000.00	09/01/25
37	10196758	1	MF	Essexville	MI	Actual/360	4.849%	33,281.49	14,205.32	0.00	N/A	10/06/28	--	7,970,606.13	7,956,400.81	09/06/25
38	10196759	1	RT	Fort Myers	FL	Actual/360	5.360%	36,466.23	12,796.06	0.00	N/A	11/06/28	--	7,900,723.86	7,887,927.80	09/06/25
39	10196760	1	MU	New Orleans	LA	Actual/360	5.080%	36,307.89	0.00	0.00	N/A	10/06/28	--	8,300,000.00	8,300,000.00	09/06/25
41	10196762	1	RT	San Diego	CA	Actual/360	5.360%	33,757.01	8,729.76	0.00	N/A	11/06/28	--	7,313,748.09	7,305,018.33	08/06/25
42	10196763	1	SS	Various	NC	Actual/360	5.190%	29,900.49	11,236.51	0.00	N/A	10/06/28	--	6,690,395.00	6,679,158.49	09/06/25
43	10196764	1	RT	Florence	KY	Actual/360	5.100%	28,481.25	9,525.23	0.00	N/A	10/06/28	--	6,485,293.58	6,475,768.35	09/06/25
44	10196765	1	MF	Brooklyn	NY	Actual/360	5.390%	29,472.82	0.00	0.00	N/A	10/06/28	--	6,350,000.00	6,350,000.00	09/06/25
45	10196766	1	MU	Tempe	AZ	Actual/360	4.950%	24,068.75	6,889.91	0.00	N/A	10/06/28	--	5,646,628.27	5,639,738.36	09/06/25
46	10196767	1	IN	Lester Prairie	MN	Actual/360	5.280%	21,144.91	6,558.25	0.00	N/A	11/06/28	--	4,650,639.32	4,644,081.07	09/06/25
47	10196768	1	RT	Sugar Grove	IL	Actual/360	4.783%	17,772.17	0.00	0.00	N/A	10/06/28	--	4,315,000.00	4,315,000.00	09/06/25
48	10196769	1	RT	San Marcos	CA	Actual/360	5.300%	18,402.48	5,086.91	0.00	N/A	10/06/28	--	4,032,193.34	4,027,106.43	09/06/25
49	10196770	1	OF	Winter Garden	FL	Actual/360	5.383%	17,399.25	5,019.55	0.00	N/A	10/06/28	--	3,753,590.36	3,748,570.81	09/06/25
50	10196771	1	MF	Marble Falls	TX	Actual/360	5.060%	10,886.49	3,436.62	0.00	N/A	10/06/28	--	2,498,493.59	2,495,056.97	09/06/25
51	10196772	1	RT	Richmond	VA	Actual/360	5.330%	10,890.76	3,595.64	0.00	N/A	10/06/28	--	2,372,858.86	2,369,263.22	09/06/25
Totals								4,549,009.12	651,919.23	0.00				1,088,362,775.52	1,087,710,856.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	22,095,997.74	11,806,995.08	01/01/25	06/30/25	12/11/23	0.00	0.00	0.00	0.00	0.00	0.00
2	1	37,542,357.54	39,787,850.03	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	156,197,196.00	85,311,120.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	10,735,107.09	5,337,870.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	14,161,509.95	6,919,961.61	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	4,957,072.61	5,486,015.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	4,284,299.03	2,584,678.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	2,549,671.53	1,970,842.56	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	37,771,404.06	13,385,372.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	3,185,498.14	507,911.01	01/01/24	06/30/24	--	0.00	0.00	184,612.24	733,660.84	0.00	0.00
11	1	20,981,151.17	12,752,041.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	6,989,735.00	7,046,041.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,559,847.54	3,290,153.79	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	11,148,555.00	12,622,552.22	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	3,523,860.63	1,431,462.58	01/01/23	06/30/23	05/12/25	6,799,524.77	97,308.76	226,898.99	489,290.47	0.00	0.00
16	1	4,765,352.28	4,490,102.84	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	4,325,587.52	3,776,009.79	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	10,371,850.00	9,782,815.71	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	6,574,598.63	6,031,128.98	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	2,212,765.38	1,172,572.63	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21B	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	3,660,756.17	3,611,077.48	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	2,732,692.44	2,760,731.44	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	2,649,503.32	2,628,158.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	4,133,609.51	2,554,494.22	01/01/24	09/30/24	02/12/24	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,137,740.93	579,584.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	10,938,675.00	4,518,941.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1	1,806,394.99	438,624.99	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	1,382,833.93	618,330.32	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	1,816,516.83	1,842,253.14	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	628,317.07	556,779.99	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	1,201,009.10	428,514.05	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	772,219.60	545,700.57	01/01/24	06/30/24	07/11/25	2,176,078.00	27,332.75	39,095.67	359,611.28	5,099.16	0.00
36	1	424,520.54	472,946.58	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	1,353,588.26	1,323,164.26	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	903,339.89	423,636.62	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	397,452.60	422,258.76	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	490,840.17	737,599.36	01/01/24	12/31/24	--	0.00	0.00	41,841.24	41,841.24	0.00	0.00
42	1	922,744.14	981,309.77	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	615,872.50	306,363.61	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	466,887.55	455,514.97	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	730,942.88	325,996.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	617,439.96	315,700.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	686,035.06	691,582.46	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	306,227.16	210,517.98	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	615,912.91	212,793.11	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	271,760.31	136,370.98	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	246,399.96	123,199.98	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		409,843,649.62	263,715,645.23				8,975,602.77	124,641.51	492,448.14	1,624,403.83	5,099.16	0.00

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			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
25	10195607	1	10,873.07	Partial Liquidation (Curtailment)	0.00	0.00
Totals			10,873.07		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/25	0	0.00	1	31,349,941.85	1	8,668,376.89	0	0.00	0	0.00	0	0.00	1	10,873.07	0	0.00	4.858435%	4.842314%	27
08/15/25	0	0.00	0	0.00	2	40,073,961.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.858640%	4.842517%	28
07/17/25	0	0.00	0	0.00	2	40,129,323.79	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.858839%	4.842716%	29
06/17/25	1	31,486,615.21	1	40,000,000.00	1	8,704,311.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.859057%	4.842933%	30
05/16/25	1	40,000,000.00	0	0.00	2	40,245,700.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.859255%	4.843129%	31
04/17/25	1	31,578,323.05	1	8,728,413.22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.859470%	4.843343%	32
03/17/25	1	8,739,792.45	1	31,621,133.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.859665%	4.843537%	33
02/18/25	1	31,679,823.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.859918%	4.843789%	34
01/17/25	0	0.00	0	0.00	1	31,722,100.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860110%	4.843980%	35
12/17/24	0	0.00	1	31,764,155.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860302%	4.844170%	36
11/18/24	0	0.00	0	0.00	1	31,811,380.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860511%	4.844378%	37
10/18/24	0	0.00	0	0.00	1	31,852,966.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.860700%	4.844566%	38
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
10	10192528	05/01/25	3	5	184,612.24	733,660.84	0.00	40,000,000.00	11/13/24	13
15	10195913	06/06/25	2	2	226,898.99	489,290.47	36,066.30	31,486,615.21	08/09/23	2
35	10196756	01/06/25	7	6	39,095.67	359,611.28	68,660.77	8,765,966.30	01/17/25	2
41	10196762	08/06/25	0	B	41,841.24	41,841.24	0.00	7,313,748.09
Totals					492,448.14	1,624,403.83	104,727.07	87,566,329.60
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		57,888,245	17,888,245	40,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		115,859,793	115,859,793	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		155,983,540	147,315,163	8,668,377		0
37 - 48 Months		757,979,278	726,629,336	31,349,942		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-25	1,087,710,856	1,007,692,538	0	31,349,942	48,668,377	0
Aug-25	1,088,362,776	1,008,288,814	0	0	80,073,961	0
Jul-25	1,089,000,953	1,008,871,629	0	0	80,129,324	0
Jun-25	1,089,696,151	1,009,505,223	31,486,615	40,000,000	8,704,312	0
May-25	1,090,328,359	1,010,082,659	40,000,000	0	40,245,700	0
Apr-25	1,091,017,789	1,050,711,053	31,578,323	8,728,413	0	0
Mar-25	1,091,644,082	1,051,283,156	8,739,792	31,621,134	0	0
Feb-25	1,092,448,295	1,060,768,472	31,679,823	0	0	0
Jan-25	1,093,068,180	1,061,346,079	0	0	31,722,100	0
Dec-24	1,093,685,291	1,061,921,135	0	31,764,156	0	0
Nov-24	1,094,360,134	1,062,548,754	0	0	31,811,380	0
Oct-24	1,094,971,463	1,063,118,496	0	0	31,852,967	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	10192528	40,000,000.00	40,000,000.00		--	507,911.01	0.39000	--	07/01/23	I/O
15	10195913	31,349,941.85	31,486,615.21	28,200,000.00	08/12/25	1,431,462.58	1.04000	--	11/06/28	277
25	10195607	17,888,244.89	17,888,244.89	51,930,000.00	09/13/23	2,554,494.22	1.32000	--	09/06/23	277
27	10196748	18,000,000.00	18,000,000.00	166,800,000.00	09/09/21	4,518,941.00	1.64000	--	10/06/28	I/O
35	10196756	8,668,376.89	8,765,966.30	13,100,000.00	04/16/18	545,700.57	1.88000	--	07/06/28	277
Totals		115,906,563.63	116,140,826.40	260,030,000.00		9,558,509.38

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	10192528	Various	Various	11/13/24	13

10/30/2024 In accordance with Section 5.1.20 of the Loan Agreement dated 06/08/18, Any Major Lease with respect to any individual Property written after the date hereof, shall be subject to prior written approval of Lender, which approval shall not be unreasonably withheld, conditioned or delayed. Upon request, Borrower shall furnish Lender with executed copies of all Leases. Major Lease shall mean any Lease which, either individually or when taken together with any other

Lease with the same Tenant orit s Affiliates either (a) demises in excess of 100,000 rentable square feet in the Improvements at any Individual Property or (b) demises in excess of 35,000 rentable square feet and is intended to be the only Lease

	at any Individual Property.

10/30/202 4 Per 2Q24 (6/30/2024) Consolidated OSAR, NCF DSCR decreased (16.7%) from [1.32x at YE23 to 1.10x at 2Q24]. This decrease is primarily due to a (7.5%) [13mm] decrease in EGI. EGI decreased due to a (9.1%) [10mm]

decrease in base rent. The decrease in b ase rent is caused by a decrease in overall occupancy from [78.55% at YE23 to 75.96% at 2Q24]. TOE increased 5.0% [3.7mm], due to a 49.6% [8.5mm] increase in R&M. Analyst will reach out to

	borrower for further insight as to what is causing this increase. Due to current NCF DSCR being below the threshold for 1F (75% of UW NCF [*1.57x]), Analyst recommends loan remain on WL for trigg 1F.
	10/8/2024 Loan is a part of a 25 piece debt stack totaling approximately $1.3B

3/28/2024 Per 4Q23 (12/31/202 3) Consolidated OSAR: NCF DSCR decreased (7.7%) from [1.43x at YE22 to 1.32x at 4Q23]. This is due to (0.3%) decrease in EGI. This decrease in EGI is caused by a (4.1%) [3mil] decrease in Expense

	reimbursement. TOE decreased (3.8%) [3mil].
15	10195913	RT	IN	08/09/23	2

9/11/2025 The Loan transferred to SS on 8/9/2023 for imminent default due to cash flow issues. At the time of transfer, Borrower was not in compliance with the requirements set forth in the Cash Management Agreement and Deposit Account.

A Notice of De fault and Reservation of Rights were sent to Borrower on 7/11/2023. On 8/29/23, a Receiver was appointed over Borrower pursuant to the entry of an Emergency Motion for Appointment of Receiver filed in favor of Plaintiffs (Lien claimants: Circle City Outdo ors, Dream Construction, Indy Asphalt, and Styner LLC). The collateral consists of a 279K SF anchored retail strip center located in Indianapolis, IN built from 1983 to 1985, and renovated in 2005. The center sits on a 30.35-acre site and is adjacent to Castleton Square Mall. The top three tenants include Floor and Decor (72K SF/25% NRA), Dave & Buster's (35K SF/12.5% NRA), and REI (11.9K SF/4% NRA). Of note, the prior T-2/Haverty Furniture (47K

SF/17% NRA) vacated at LXP on 10/31/22. Lender has filed fo reclosure in state court and is currently trapping all cash flow from the Property. Order of Agreed Entry of Rents Receiver & Agreed Judgment of Foreclosure has been entered, and a foreclosure sale has been scheduled to occur in October. The Special Servicer will gather additional info and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

25	10195607	OF	DE	08/07/25	13

9/11/2025 The loan has transferred to special servicing as of 8/7/2025 for imminent monetary default. Borrower entered into a Modification Agreement extending the maturity date 1 year, with an additional 1-year option.

27	10196748	Various	NJ	12/01/22	6

9/11/2025 09/05/2025: Loan transferred to Special Servicing on 12/01/22. The collateral consists of a portfolio of seven industrial and office properties totaling 640,983 SF class A & B assets located in Bloomfield, New Providence, and

Piscataway, NJ. All properties are well occupied at 98%+. Loan transferred for non-monetary defaults. Lender is pursuing legal remedies against Borrower as well as continuing to negotiate with Borrower for acceptable outcome focused on a

	Discounted pay off.

35	10196756	OF	CA	01/17/25	2
	No comments to report this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
1	10196718	1 0.00	4.05000%	0.00	4.05000%	1	05/22/24	05/22/24	05/22/24
8	10196734	1 0.00	5.13000%	0.00	5.13000%	8	11/11/21	02/19/21	11/11/21
9	10191204	1 0.00	4.62740%	0.00	4.62740%	1	08/07/23	08/07/23	09/01/23
10	10192528	1 0.00	5.37200%	0.00	5.37200%	1	07/01/23	07/01/23	07/01/23
16	10196739	1 0.00	5.59200%	0.00	5.59200%	8	11/11/21	07/08/21	11/11/21
25	10195607	1 0.00	5.24000%	0.00	5.24000%	1	05/30/24	05/30/24	05/30/24
32	10196753	1 0.00	4.82800%	0.00	4.82800%	8	06/11/21	04/05/21	06/11/21
36	10196757	1 0.00	4.79200%	0.00	4.79200%	8	03/01/22	03/01/22	04/11/22
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	0.00	0.00	1,955.28	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,758.42	0.00	0.00	(31,731.11)	0.00	0.00	49,501.88	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.61	0.00	0.00	0.00
27	0.00	0.00	3,875.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	9,209.95	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	14,133.42	0.00	1,955.28	(22,521.16)	0.00	0.00	49,503.49	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,071.03

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Supplemental Notes
None

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